File No. 333-255169
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	1	/X/

(Check appropriate box or boxes)

DELAWARE GROUP ADVISER FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Taylor Brody, Esq.
Jonathan M. Kopcsik, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8071
(215) 564-8099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered: Class R6 shares of beneficial interest, no par value, of Delaware Diversified Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.
Part A and Part B of this Amendment are incorporated by reference to the Form N-14/A electronic filing made on May 19, 2021 (Accession No. 0001206774-21-001505).

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Incorporated by reference
4.	Part B – Incorporated by reference
5.	Part C – Other Information
6.	Signatures
7.	Exhibits

PART C
(Delaware Group® Adviser Funds)
N-14
File No. 333-255169
Post-Effective Amendment No. 1
OTHER INFORMATION

Item 15
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-146274) filed September 24, 2007.  Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 25, 2016.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

	(1)	Copies of the charter of the Registrant as now in effect;

		(a)	Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

(i)
Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-146274 filed September 24, 2007.

			(ii)	Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 30, 2009.

			(iii)	Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 30, 2009.

			(iv)	Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 25, 2016.

		(b)	Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

	(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant;

(a) Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 53 February 25, 2016.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a) Agreement and Plan of Reorganization (March 1, 2021) attached as Exhibit No. EX-99.4.a.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

None other than those contained in Exhibits (1) and (2).

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust, formerly, Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 26, 2010

(i) Amendment No. 4 (April 16, 2021) to Exhibit A of the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed February 25, 2022.

(b)
Investment Advisory Expense Limitation Letter (February 2024) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 69 filed February 27, 2024.

(c)
Sub-Advisory Agreement (Fixed Income) (May 30, 2019) between Macquarie Investment Management Europe Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 68 filed February 27, 2023.

(i)
Executed Amendment No. 3 (April 3, 2023) to Schedule 1 of the Sub-Advisory Agreement between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Europe Limited (Global Fixed Income) incorporated into this filing by reference to Post-Effective Amendment No. 69 filed February 27, 2024.

(d)
Executed Sub-Advisory Agreement (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited (Delaware Fixed Income Funds) incorporated into this filing by reference to Post-Effective Amendment No. 69 filed February 27, 2024.

(i)
Amendment No. 4 (April 3, 2023) to Schedule 1 of the Sub-Advisory Agreement between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited (Global Fixed Income) incorporated into this filing by reference to Post-Effective Amendment No. 69 filed February 27, 2024.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

	(a)	Distribution Agreements.

(i)
Amended and Restated Distribution Agreement (February 25, 2016) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 57 filed February 28, 2017.

		(ii)	Amendment No. 1 (April 16, 2021) to Schedule I to the Amended and Restated Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed February 25, 2022.

	(b)	Form of Dealer’s Agreement incorporated into this filing by reference to Post-Effective Amendment No. 62 filed February 27, 2019.

	(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 62 filed February 27, 2019.

	(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 62 filed February 27, 2019.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 28 filed February 27, 2009.

		(i)	Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 51 filed February 27, 2015.

		(ii)	Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 59 filed February 28, 2018.

		(iii)	Amendment No. 4 (July 19, 2019) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed February 25, 2022.

		(iv)	Amendment No. 5 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 68 filed February 27, 2023.

		(v)	Amendment No. 6 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 68 filed February 27, 2023.

(b)
Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-146274) filed February 20, 2008.

		(i)	Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed February 28, 2011.

		(ii)	Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 26, 2010.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

	(b)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

	(c)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed February 22, 2006.

	(d)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (July 28, 2023) incorporated into this filing by reference to Post-Effective Amendment No. 69 filed February 27, 2024.

(i)
Appendix A (November 1, 2023) to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 69 filed February 27, 2024.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a)
Opinion and Consent of Counsel (April 9, 2021) incorporated into this filing by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (File No. 333-255169) filed May 19, 2021.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel regarding tax matters (July 23, 2021) attached as Exhibit No. EX-99.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

(i)
Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to the Registration Statement Form on N-14 (File No. 333-109743) filed October 16, 2003.

		(ii)	Amendment No. 4 (April 16, 2021) to Schedule A to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed February 25, 2022.

		(iii)	Amended and Restated Schedule B (June 25, 2022) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 68 filed February 27, 2023.

(iv)
Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 51 filed February 27, 2015.

(b)
Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 49 filed February 28, 2014.

(i)
Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 59 filed February 28, 2018.

(ii)
Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 68 filed February 27, 2023.

(iii)
Amendment No. 3 (December 31, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 68 filed February 27, 2023.

(iv)
Amendment No. 4 (January 31, 2022) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 68 filed February 27, 2023.

(c)
Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 49 filed February 28, 2014.

(i)
Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 51 filed February 27, 2015.

(ii)
Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 59 filed February 28, 2018.

(iii)
Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed February 25, 2022.

(iv)
Executed Amendment No. 3 (effective October 1, 2023) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 69 filed February 27, 2024.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

Not applicable.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney (March 2021) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-255169) filed April 9, 2021.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics for Macquarie Asset Management, Delaware Funds by Macquarie, Optimum Fund Trust and Macquarie ETF Trust (October 2023) incorporated into this filing by reference to Post-Effective Amendment No. 69 filed February 27, 2024.

(b) Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (June 2021) incorporated into this filing by reference to Post-Effective Amendment No. 67 filed February 25, 2022.

(c) Code of Ethics for Macquarie Investment Management Europe Limited (March 2021) incorporated into this filing by reference to Post-Effective Amendment No. 67 filed February 25, 2022.

(d) Code of Ethics for Macquarie Investment Management Global Limited (February 18, 2021) incorporated into this filing by reference to Post-Effective Amendment No. 67 filed February 25, 2022.

(18)	Furnish the following information, in substantially the tabular form indicated, as to each type and class of securities being registered.

Not applicable.

Item 17	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Philadelphia and Commonwealth of Pennsylvania on this 25th day of June, 2024.

DELAWARE GROUP ADVISER FUNDS

By:	/s/ Richard Salus
Richard Salus
Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	June 25, 2024
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	June 25, 2024
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	June 25, 2024
Ann D. Borowiec

Joseph W. Chow	*	Trustee	June 25, 2024
Joseph W. Chow

Trustee
H. Jeffrey Dobbs

John A. Fry	*	Trustee	June 25, 2024
John A. Fry

Trustee
Joseph Harroz, Jr.

Trustee
Sandra A.J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	June 25, 2024
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Chair and Trustee	June 25, 2024
Thomas K. Whitford

Christianna Wood	*	Trustee	June 25, 2024
Christianna Wood

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	June 25, 2024
Richard Salus		(Principal Financial Officer and Principal Accounting Officer)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
EXHIBITS
TO
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Adviser Funds N-14)

Exhibit No.	Exhibit
EX-99.4.a	Agreement and Plan of Reorganization (March 1, 2021)
EX-99.12.a	Opinion and Consent of Counsel regarding tax matters (July 23, 2021)